Stock-Based Compensation - Expense (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-based compensation expense, by operating expense category
Stock-based compensation expense	$ 4,400	$ 5,056	$ 374	$ 4,545
Platform operations
Stock-based compensation expense, by operating expense category
Stock-based compensation expense		756	71	14
Sales and marketing
Stock-based compensation expense, by operating expense category
Stock-based compensation expense		1,707	127	50
Technology and development
Stock-based compensation expense, by operating expense category
Stock-based compensation expense		1,513	85	909
General and administrative
Stock-based compensation expense, by operating expense category
Stock-based compensation expense	$ 3,500	$ 1,080	$ 91	$ 3,572